Income Tax Expense - Summary of Income Tax Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
Current year	₩ 319,539	₩ 286,717	₩ 105,859
Current tax of prior years	705	14,536	(6,855)
Current tax expense	320,244	301,253	99,004
Deferred tax expense:
Changes in net deferred tax assets	331,704	75,249	201,264
Income tax expense
Tax expense of continuing operation	651,948	376,502	300,268
Continue operations [member]
Income tax expense
Tax expense of continuing operation	446,796	221,262	262,940
Discontinued operations [member]
Income tax expense
Tax expense of discontinued operation	₩ 205,152	₩ 155,240	₩ 37,328